Subsequent Events (Details Narrative)											1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 30, 2026 USD ($)	Jul. 23, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 30, 2025 USD ($) $ / shares	Jan. 22, 2025 USD ($) $ / shares	Jan. 03, 2025 USD ($) shares	Jan. 01, 2025 USD ($) shares	Dec. 12, 2024 USD ($)	Sep. 13, 2024 USD ($)	Aug. 07, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 11, 2025 USD ($) $ / shares shares	Jul. 22, 2025 USD ($) $ / shares shares	Feb. 04, 2025 USD ($) shares	Jan. 21, 2025 shares	Jan. 07, 2025 shares	Dec. 18, 2024 shares	Mar. 26, 2024 USD ($)	Feb. 05, 2024 USD ($)	Dec. 14, 2023 USD ($) $ / shares
Subsequent Event [Line Items]
Common stock, shares, issued | shares													2,478,587		819,516	258,529
Debt instrument, face amount																									$ 3,500,000
Common stock, par value | $ / shares													$ 0.0001		$ 0.0001	$ 0.0001
Repayments of convertible promissory note													$ 3,640,000	$ 750,000	$ 750,000
Vidello Limited [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross				$ 2,745,031
Business acquisition, amount withheld for indemnification expenses and other holdback provisions				2,500,000
Business combination, consideration transferred				$ 6,267,747
Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member]
Subsequent Event [Line Items]
Debt instrument, maturity date					Jul. 31, 2025
Debt instrument, interest rate					18.00%
Repayments of convertible promissory note					$ 1,000,000
Convertible promissory note, payment premium percentage					4.00%
Minimum redemption notice period					10 days
Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate					0.00%
Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																							$ 1,500,000	$ 1,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares, issued | shares													2,247,473		588,402	27,416
Common stock, par value | $ / shares																									$ 0.0001
Common Class A [Member] | Vidello Limited [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares				89,820
Common Class A [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares					$ 20.00
Common stock, par value | $ / shares					0.0001
Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares																									$ 0.0001
Number of shares, issued | shares															65,000							55,000
Subsequent Event [Member] | Vidello Limited [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross				$ 2,745,031
Business acquisition, amount withheld for indemnification expenses and other holdback provisions				$ 2,500,000
Business acquisition, lock-up agreement period				180 days
Subsequent Event [Member] | Act On Software Inc [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred						$ 35,050,000
Indemnification holdback period						12 months
Subsequent Event [Member] | Act On Software Inc [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired						78.55%
Subsequent Event [Member] | Minimum [Member] | Act On Software Inc [Member]
Subsequent Event [Line Items]
Percentage of nasdaq ownership limitation						19.99%
Percentage of beneficial ownership limitation						4.99%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares, issued | shares																				33,777
Subsequent Event [Member] | C P B F Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Number of shares, issued | shares																					4
Number of prefund warrants | shares																					4
Subsequent Event [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member]
Subsequent Event [Line Items]
Conversion price per share | $ / shares					$ 2.00
Debt instrument, face amount					$ 3,500,000
Debt instrument, maturity date					Jul. 31, 2025
Debt instrument orginal issue discount					10.00%
Debt instrument interest rate, increase					18.00%
Repayments of convertible promissory note					$ 1,500,000
Convertible promissory note, payment premium percentage					4.00%
Subsequent Event [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Debt Instrument, Redemption, Period Two [Member]
Subsequent Event [Line Items]
Repayments of convertible promissory note					$ 500,000
Subsequent Event [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate					0.00%
Subsequent Event [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate					6.00%
Subsequent Event [Member] | Consulting Agreement [Member] | Hudson Global Ventures, LLC [Member]
Subsequent Event [Line Items]
Common stock, shares, issued | shares							15,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Debt instrument, face amount																			$ 16,666
Number of shares, issued | shares																			3,000
Subsequent Event [Member] | Common Class A [Member] | Vidello Limited [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares | shares				89,820
Subsequent Event [Member] | Common Class A [Member] | Act On Software Inc [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares						$ 0.001
Sale of stock, consideration received on transaction						$ 2,000,000
Business acquisition, equity interest issued or issuable, value assigned						$ 33,200,000
Volume-weighted average price trading days						5 days
Subsequent Event [Member] | Common Class A [Member] | Yorkville Advisors Global LP [Member] | Yorkville Convertible Note [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares					$ 0.0001
Minimum redemption notice period					10 days
Subsequent Event [Member] | Common Class A [Member] | Yorkville Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued in transaction | shares							3,049	551,631			880,000
Sale of stock, consideration received on transaction							$ 48,000	$ 7,097,921			$ 3,102,000
Eighteen Hundred Diagonal Conversions [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock outstanding convertible		$ 18,888															$ 71,052	$ 53,664
Eighteen Hundred Diagonal Conversions [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares, issued | shares		7,034															32,780	19,986
Conversion price per share | $ / shares		$ 2.685															$ 2.167	$ 2.685
July Eighteen Hundred Diagonal Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, periodic payment	$ 41,377
July Eighteen Hundred Diagonal Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount		$ 295,550
Debt instrument, maturity date		May 30, 2026
Debt instrument, interest rate, original issue percentage		13.00%
Debt instrument, interest rate		12.00%
Debt instrument, periodic payment		$ 165,508
July Eighteen Hundred Diagonal Promissory Note [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Debt instrument conversion ratio		75
Subordinated Secured Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount									$ 2,400,000	$ 262,500
Debt instrument, maturity date									Jul. 10, 2025	Mar. 03, 2025
Debt instrument, interest rate									44.00%	48.00%
Proceeds from issuance of secured debt									$ 1,782,438	$ 250,000
Debt instrument, fee amount									$ 120,000	$ 12,500
Subordinated Secured Promissory Note [Member] | March Agile Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 4,000,000									$ 4,000,000
Debt instrument, maturity date												Nov. 12, 2025
Debt instrument, interest rate			44.00%									44.00%
Proceeds from issuance of secured debt												$ 2,044,105
Repayments of debt												1,755,895
Subordinated Secured Promissory Note [Member] | Subsequent Event [Member] | March Agile Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 4,000,000									$ 4,000,000
Debt instrument, maturity date			Nov. 12, 2025
Debt instrument, interest rate			44.00%									44.00%
Proceeds from issuance of secured debt			$ 2,044,105
Debt instrument, fee amount			200,000									$ 200,000
Repayments of debt			$ 1,755,895